Property and Equipment - Schedule of Property and Equipment (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Land and building [Member] CNY	Dec. 31, 2011 Land and building [Member] CNY	Dec. 31, 2012 Leasehold improvements [Member] CNY	Dec. 31, 2011 Leasehold improvements [Member] CNY	Dec. 31, 2012 Electronic equipment [Member] CNY	Dec. 31, 2011 Electronic equipment [Member] CNY	Dec. 31, 2012 Furniture and fixtures [Member] CNY	Dec. 31, 2011 Furniture and fixtures [Member] CNY	Dec. 31, 2012 Motor vehicles [Member] CNY	Dec. 31, 2011 Motor vehicles [Member] CNY	Dec. 31, 2012 Other assets [Member] CNY	Dec. 31, 2011 Other assets [Member] CNY
Property, Plant and Equipment [Line Items]
Property and equipment				289,536	193,767	14,075	11,462	94,530	84,074	10,305	10,148	7,067	4,088	11,378	11,317
Less: Accumulated depreciation		(146,234)	(122,736)
Net book value	$ 45,049	280,657	192,120